Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment, net
Property, plant and equipment, net
December 31,
($ in millions) 2020 2019
Land and buildings

3,889 3,568
Machinery and equipment

6,144 5,620
Construction in progress

505 500
10,538 9,688
Accumulated depreciation

(6,364) (5,716)
Total 4,174 3,972

Schedule of assets under capital leases included in property, plant and equipment, net	December 31, ($ in millions) 2020 2019 Land and buildings 169 142 Machinery and equipment 79 62 248 204 Accumulated depreciation (111) (99) Total 137 105